10. GENERAL EXPENSES	12 Months Ended
Dec. 31, 2017
General Expenses
GENERAL EXPENSES

IN MILLIONS OF USD	2017	2016	2015
Franchise fees and commercial services	(63.2)	(62.5)	(51.7)
Repairs, maintenance and utilities	(17.1)	(15.5)	(14.4)
Office and administration	(16.2)	(14.5)	(11.4)
Premises	(14.9)	(16.3)	(13.3)
Legal, consulting and audit fees	(13.5)	(11.8)	(14.5)
Travel, entertainment and representation	(11.7)	(11.6)	(10.4)
Taxes, other than income taxes	(7.1)	(8.4)	(6.3)
IT expenses	(6.3)	(4.6)	(3.7)
PR and advertising	(3.2)	(2.7)	(2.1)
Insurances	(2.2)	(2.2)	(2.0)
Bank expenses	(1.5)	(1.8)	(1.1)
Total	(156.9)	(151.9)	(130.9)